Short-Term Borrowings (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2024 USD ($)
Short-term Debt [Line Items]
Short-term borrowings	₨ 1,313,737.1		₨ 1,089,897.5	$ 15,763.6
Maximum amount outstanding	2,415,549.7	$ 28,984.3	1,154,282.6
Average amount outstanding	₨ 1,416,168.6	$ 16,992.7	₨ 870,879.3
Weighted average interest rate	6.90%		4.00%	6.90%
Borrowed in the call market
Short-term Debt [Line Items]
Short-term borrowings	₨ 50,356.7		₨ 14,359.5	$ 604.2
Term borrowings from institutions/banks
Short-term Debt [Line Items]
Short-term borrowings	1,028,262.6		735,131.5	12,338.2
Foreign currency borrowings
Short-term Debt [Line Items]
Short-term borrowings	200,685.2		320,695.0	2,408.0
Bills rediscounted
Short-term Debt [Line Items]
Short-term borrowings	₨ 34,432.6		₨ 19,711.5	$ 413.2